Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events [Text Block]

16. Subsequent Events

On November 11, 2024, the Company and the Investor entered into a non-binding Memorandum of Understanding (the “MOU”) setting forth the terms agreed to by the Company and the Investor for the full repayment and termination of the Note and the redemption of all shares of the Company’s Preferred Stock held by the Investor. As of October 31, 2024, the outstanding Note principal was $19.0 million and the liquidation value of the Preferred Stock was $53.5 million.

Under the terms of the MOU, the Company has agreed to pay total consideration of $16.5 million in full repayment of the Note and the redemption of all of the shares of Preferred Stock, as follows:

●	$12.8 million will be paid in a first tranche payment on or before November 22, 2024, for the redemption of all of the shares of Preferred Stock held by the Investor, and payment of a portion of the outstanding balance of the Note so that the remaining outstanding principal balance will be $3.7 million.

●	$3.7 million will be paid in full satisfaction of the remaining principal balance of the Note, which will remain outstanding under the existing Note with the maturity date of the Note being accelerated to January 31, 2025.

17.	Subsequent Events

In February 2024, the Company transitioned its QuickCard product in North America away from terminal-based to app-based processing. This transition coincided with a change in our banking partner that was prompted by recent changes in the compliance environment and banking regulations. The unforeseen abrupt nature of the transition and slow initial adoption of the app-based product has led to a significant decline in processing volume in North America. This in turn has adversely affected revenue in the North America segment and, as a result, management anticipates consolidated revenue for the first quarter of 2024 will be down sequentially by approximately 30 percent overall, which is primarily attributable to this product transition.

As a result of the developments described above, the Company’s liquidity in its North America segment has been adversely impacted in the short term. In direct response, management has devised a plan, which it has assessed as appropriate and sufficient to address the liquidity shortfall in the North America segment. Refer to the “Going Concern” subsection within Note 2, Summary of Significant Accounting Policies, for details of management’s intended plan and further assessment.